Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

May 13, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Met Investors Series Trust (the “Trust”)

SEC File Nos. 333-48456, 811-10183

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed is the Interactive Data File that mirrors the risk/return summary information in the final prospectuses dated April 28, 2014 for the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio and PanAgora Global Diversified Risk Portfolio, both a series of the Trust, filed under Rule 497(c) on April 24, 2014 (SEC Accession No. 0001193125-14-156895).

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.